Income taxes - Uncertain Tax Positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 0	€ 0
Increases to tax positions related to the current year	2,133	0
Increases to tax positions related to prior years	720	0
Interest and penalties	4	0
Balance, end of year	€ 2,857	€ 0